Condensed financial information of the Company - Condensed statements of comprehensive income (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Condensed statements of comprehensive income
Net income (loss)	$ (20,906,985)	$ (1,400,292)	$ 3,498,005
Comprehensive income (loss)	(24,309,043)	58,113	5,886,311
Reportable legal entities | Parent company
Condensed statements of comprehensive income
Net income (loss)	(20,906,985)	(1,400,292)	3,498,005
Other comprehensive income (loss)	(3,402,058)	1,458,405	2,388,306
Comprehensive income (loss)	$ (24,309,043)	$ 58,113	$ 5,886,311